Restructuring Charges - Restructuring Charge Reserve Balance (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restructuring Reserve [Roll Forward]
Restructuring charges		$ 1,099
Cash payments		(819)
Reserve balance	$ 0	280
Reserve	$ 0	$ 280